COMMITMENTS AND CONTINGENCIES - Employment Agreement (Details) - Employment Agreement - USD ($)									12 Months Ended
	Jan. 24, 2025	Jan. 17, 2025	May 25, 2024	Mar. 31, 2024	Jan. 19, 2024	Jan. 01, 2024	Oct. 29, 2021	Jul. 28, 2017	Sep. 30, 2024	Jun. 30, 2017
COMMITMENTS AND CONTINGENCIES
Discretionary bonus					$ 500,000
CEO
COMMITMENTS AND CONTINGENCIES
Agreement renewal period								1 year	1 year	1 year
Compensation description								The employment agreement with the CEO also provides that if he is terminated before the end of the initial or a renewal term by the Company without cause or if the CEO terminates his employment for good reason, then, in addition to previously earned and unpaid salary, bonus and benefits, and subject to the delivery of a general release and continuing compliance with restrictive covenants, the CEO will be entitled to receive a pro rata portion of the greater of either (X) the annual bonus he would have received if employment had continued through the end of the year of termination or (Y) the prior year’s bonus; salary continuation payments for two years following termination equal to the greater of (i) three times base salary or (ii) two times base salary plus bonus; Company-paid COBRA continuation coverage for 18 months post-termination; continuing life insurance benefits (if any) for two years; and extended exercisability of outstanding vested options (for three years from termination date or, if earlier, the expiration of the fixed option term). If termination of employment as described above occurs within six months before or two years after a change in control of the Company, then, in addition to the above payments and benefits, all of the CEO’s outstanding options and other equity incentive awards will become fully vested and the CEO will receive a lump sum payment of the amounts that would otherwise be paid as salary continuation. In general, a change in control will include a 30% or more change in ownership of the Company.
Annual salary		$ 340,000		$ 250,000		$ 450,000	$ 450,000
Approved bonus			$ 450,000
Percentage of reduction CEO's annual base salary	(15.00%)						45.00%